Revenue Recognition - (Details Narrative) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) Number	Sep. 30, 2019 Number	Dec. 31, 2018 USD ($) Number	Dec. 31, 2019 USD ($)
Number of venues | Number	1,080		2,639
Owned percentage				51.00%
Accounts receivable | $	$ 132		$ 1,143	$ 1,195
Buffalo Wild Wings [Member]
Number of venues | Number	1,080	2,565	2,639
Owned percentage		47.00%
Accounts receivable | $	$ 112			$ 158